UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2013

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2013
(Unaudited)

	SHARES	VALUE
Common Stocks - 73.2%
Software & Services - 9.1%
Google, Inc., Class A (a)	852	$702,534
International Business Machines Corporation	7,059	1,429,730
MasterCard, Inc., Class A	1,833	1,013,521
Microsoft Corporation	19,093	631,978
Oracle Corporation	45,150	1,480,017
Symantec Corporation (a)	65,681	1,596,048
		6,853,828
Insurance - 7.5%
Aflac, Inc.	10,803	588,115
Chubb Corporation	15,760	1,387,983
Genworth Financial, Inc., Class A (a)	39,902	400,217
Hartford Financial Services Group, Inc. (The)	45,076	1,266,185
Horace Mann Educators Corporation	23,734	535,202
Lincoln National Corporation	9,136	310,715
Reinsurance Group of America, Inc.	18,685	1,168,747
		5,657,164
Capital Goods - 6.6%
Cummins, Inc.	2,289	243,527
Koninklijke Philips Electronics N.V. American Depositary Receipt (b)	18,973	523,655
Lincoln Electric Holdings, Inc.	21,995	1,160,456
Middleby Corporation (The) (a)	3,961	592,486
Pentair Ltd.	5,917	321,589
Valmont Industries, Inc.	7,178	1,046,050
Wabtec Corporation	10,757	1,128,840
		5,016,603
Technology Hardware & Equipment - 6.0%
Apple, Inc.	3,258	1,442,479
Cisco Systems, Inc.	75,904	1,587,912
QUALCOMM, Inc.	24,157	1,488,554
		4,518,945
Pharmaceuticals & Biotechnology - 5.3%
Amgen, Inc.	8,124	846,602
GlaxoSmithKline PLC American Depositary Receipt (b)	28,246	1,458,624
Novartis A.G. American Depositary Receipt (b)	5,516	406,860
Novo Nordisk A/S American Depositary Receipt (b)	7,154	1,263,611
		3,975,697
Healthcare Equipment & Services - 4.9%
Baxter International, Inc.	19,756	1,380,352
Cerner Corporation (a)	4,745	459,174
UnitedHealth Group, Inc.	19,201	1,150,716
Zimmer Holdings, Inc.	8,952	684,380
		3,674,622
Food & Beverage - 4.4%
General Mills, Inc.	300	15,126
Green Mountain Coffee Roasters, Inc. (a)	9,201	528,137
JM Smucker Company (The)	14,257	1,471,750
Unilever NV American Depositary Receipt (b)	31,749	1,348,698
		3,363,711

Banks - 4.0%
Banco Bradesco S.A. American Depositary Receipt (b)	46,109	$764,948
Barclays PLC American Depositary Receipt (b)	38,483	691,924
East West Bancorp, Inc.	16,683	405,898
HSBC Holdings PLC American Depositary Receipt (b)	13,315	730,461
Wells Fargo & Company	11,065	420,249
		3,013,480
Telecommunication Services - 3.1%
BT Group PLC American Depositary Receipt (b)	37,540	1,614,595
Vodafone Group PLC American Depositary Receipt (b)	24,168	739,299
		2,353,894
Transportation - 3.0%
Canadian Pacific Railway Ltd.	6,031	751,583
Kansas City Southern	2,767	301,797
United Parcel Service, Inc., Class B	13,799	1,184,506
		2,237,886
Media - 2.6%
Discovery Communications, Inc., Class A (a)	13,831	1,090,159
Time Warner, Inc.	15,306	914,993
		2,005,152
Diversified Financials - 2.6%
Citigroup, Inc.	14,937	696,961
JPMorgan Chase & Company	26,634	1,305,332
		2,002,293
Materials - 2.6%
Minerals Technologies, Inc.	38,260	1,554,504
Owens-Illinois, Inc. (a)	15,273	401,374
		1,955,878
Food & Staples Retailing - 2.2%
Costco Wholesale Corporation	15,642	1,696,062

Retailing - 1.9%
Nordstrom, Inc.	25,278	1,430,482

Consumer Durables & Apparel - 1.8%
Jarden Corporation (a)	29,553	1,330,180

Healthy Living - 1.4%
United Natural Foods, Inc. (a)	4,112	205,353
Whole Foods Market, Inc.	9,949	878,696
		1,084,049
Automobiles & Components - 1.2%
Toyota Motor Corporation American Depositary Receipt (b)	7,877	916,095

Consumer Services - 1.2%
Starbucks Corporation	9,640	586,498
Starwood Hotels & Resorts Worldwide, Inc.	4,610	297,437
		883,935
Real Estate - 1.0%
Prologis, Inc.	18,082	758,540

Household & Personal Products - 0.4%
Church & Dwight Company, Inc.	5,304	338,873

Renewable Energy & Energy Efficiency - 0.4%
Polypore International, Inc. (a)	7,507	314,768

Total Common Stocks (Cost $42,460,043)		55,382,137

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 13.9%
Diversified Financials - 4.9%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	$520,428
Citigroup, Inc. 3.953%, due 6/15/16	500,000	541,772
Deutsche Bank A.G. 3.25%, due 1/11/16(b)	500,000	530,688
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	586,689
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	529,923
Morgan Stanley 3.80%, due 4/29/16	500,000	532,386
UBS A.G. Jersey 3.00%, due 8/4/15(b)(c)	500,000	498,135
		3,740,021
Renewable Energy & Energy Efficiency - 2.8%
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	526,093
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,019,420
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	557,891
		2,103,404
Software & Services - 2.1%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	518,757
Microsoft Corporation 1.625%, due 9/25/15	500,000	514,751
Oracle Corporation 3.75%, due 7/8/14	500,000	519,790
		1,553,298
Technology Hardware & Equipment - 1.4%
Dell, Inc. 2.30%, due 9/10/15	500,000	501,294
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	520,174
		1,021,468
Banks - 1.3%
Export-Import Bank of Korea 1.75%, due 2/27/18	1,000,000	999,368

Pharmaceuticals & Biotechnology - 0.7%
Amgen, Inc. 4.85%, due 11/18/14	500,000	532,512

Telecommunication Services - 0.7%
AT&T, Inc. 2.50%, due 8/15/15	500,000	519,700

Total Corporate Bonds & Notes (Cost $10,084,781)		10,469,771

U.S. Government Agencies - 6.6%
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	577,363
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	560,221
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,154,864

Federal Home Loan Bank 3.875%, due 12/14/18	$550,000	$632,629
Federal Home Loan Bank 2.00%, due 6/25/27(c)	1,000,000	1,000,673
Federal Home Loan Mortgage Corporation 0.32%, due 4/29/15	500,000	500,184
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	578,272

Total U.S. Government Agencies (Cost $4,653,791)		5,004,206

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit 0.80%, due 8/8/13	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 6.0%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/30/13, due 5/1/13, proceeds $4,522,014 (collateralized by Freddie Mac, 4.00%, due 8/15/39, value $4,614,643) (Cost $4,522,013)		4,522,013

TOTAL INVESTMENTS (d) - 99.8% (Cost $61,815,628)		75,473,127
Other Assets Less Liabilities - 0.2%		151,407

NET ASSETS -100.0%		$75,624,534

(a)	Non-income producing security.

(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Step rate bond. Rate shown is currently in effect at April 30, 2013.

(d)
The cost of investments for federal income tax purposes is $61,815,628 resulting in gross unrealized appreciation and depreciation of $13,823,031 and $165,532 respectively, or net unrealized appreciation of $13,657,499.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2013
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.7%
Software & Services - 14.8%
Adobe Systems, Inc. (a)	4,885	$220,216
Advent Software, Inc. (a)	291	8,451
Autodesk, Inc. (a)	2,220	87,424
Automatic Data Processing, Inc.	4,784	322,154
BMC Software, Inc. (a)	1,522	69,221
CA, Inc.	3,130	84,416
Compuware Corporation (a)	1,998	23,976
Convergys Corporation	1,076	18,313
eBay, Inc. (a)	11,458	600,285
Electronic Arts, Inc. (a)	3,102	54,626
FactSet Research Systems, Inc.	416	39,133
Google, Inc., Class A (a)	2,605	2,148,005
International Business Machines Corporation	10,552	2,137,202
Microsoft Corporation	74,459	2,464,593
Monster Worldwide, Inc. (a)	1,150	5,037
Red Hat, Inc. (a)	1,892	90,683
Salesforce.com, Inc. (a)	5,324	218,870
Symantec Corporation (a)	6,900	167,670
Teradata Corporation (a)	1,646	84,061
Yahoo!, Inc. (a)	11,055	273,390
		9,117,726
Pharmaceuticals & Biotechnology - 10.8%
Affymetrix, Inc. (a)	546	1,987
Agilent Technologies, Inc.	3,384	140,233
Biogen Idec, Inc. (a)	2,204	482,522
Bristol-Myers Squibb Company	16,233	644,775
Cepheid, Inc. (a)	646	24,632
Cubist Pharmaceuticals, Inc. (a)	648	29,756
Endo Health Solutions, Inc. (a)	1,123	41,147
Gilead Sciences, Inc. (a)	14,915	755,296
Hospira, Inc. (a)	1,638	54,251
Illumina, Inc. (a)	1,218	78,792
Johnson & Johnson	27,203	2,318,512
Life Technologies Corporation (a)	1,709	125,936
Merck & Company, Inc.	29,883	1,404,501
Techne Corporation	355	22,770
Thermo Fisher Scientific, Inc.	3,540	285,607
Vertex Pharmaceuticals, Inc. (a)	2,147	164,932
VIVUS, Inc. (a)	980	13,024
Waters Corporation (a)	890	82,236
		6,670,909
Technology Hardware & Equipment - 6.2%
Cisco Systems, Inc.	52,220	1,092,442
Corning, Inc.	14,504	210,308
Dell, Inc.	14,573	195,278
EMC Corporation (a)	20,771	465,894
Hewlett-Packard Company	19,274	397,044
Imation Corporation (a)	300	1,104
Lexmark International, Inc.	661	20,035
Molex, Inc.	685	18,885
Motorola Solutions, Inc.	2,493	142,600

Plantronics, Inc.	397	$17,397
Polycom, Inc. (a)	1,722	18,081
QUALCOMM, Inc.	16,757	1,032,566
Seagate Technology PLC	3,305	121,294
Silicon Graphics International Corporation (a)	280	3,640
Super Micro Computer, Inc. (a)	281	2,703
Tellabs, Inc.	3,253	6,734
Xerox Corporation	12,459	106,898
		3,852,903
Diversified Financials - 5.6%
American Express Company	9,907	677,738
Bank of New York Mellon Corporation (The)	11,518	325,038
BlackRock, Inc.	1,332	354,978
Capital One Financial Corporation	5,716	330,271
Charles Schwab Corporation (The)	10,746	182,252
CME Group, Inc.	3,133	190,674
Discover Financial Services	4,980	217,825
Franklin Resources, Inc.	1,471	227,505
IntercontinentalExchange, Inc. (a)	725	118,124
Invesco Ltd.	4,335	137,593
Legg Mason, Inc.	1,164	37,085
Northern Trust Corporation	2,045	110,266
NYSE Euronext	2,381	92,407
PHH Corporation (a)	550	11,594
State Street Corporation	4,566	266,974
T. Rowe Price Group, Inc.	2,541	184,223
		3,464,547
Household & Personal Products - 5.5%
Avon Products, Inc.	4,210	97,504
Clorox Company	1,207	104,104
Colgate-Palmolive Company	4,639	553,943
Estee Lauder Companies, Inc. (The), Class A	2,351	163,042
Kimberly-Clark Corporation	3,836	395,837
Nu Skin Enterprises, Inc., Class A	522	26,481
Procter & Gamble Company	26,876	2,063,270
WD-40 Company	156	8,413
		3,412,594
Retailing - 5.3%
ANN, Inc. (a)	472	13,943
Bed Bath & Beyond, Inc. (a)	2,259	155,419
Best Buy Company, Inc.	2,768	71,940
Brown Shoe Company, Inc.	423	7,153
Buckle, Inc. (The)	280	13,594
CarMax, Inc. (a)	2,227	102,531
Foot Locker, Inc.	1,533	53,456
GameStop Corporation, Class A	1,183	41,287
Gap, Inc. (The)	3,054	116,021
Genuine Parts Company	1,508	115,106
Home Depot, Inc.	14,706	1,078,685
HSN, Inc.	372	19,560
Kohl's Corporation	2,128	100,144
LKQ Corporation (a)	2,904	69,928
Men's Wearhouse, Inc. (The)	448	15,008
Netflix, Inc. (a)	513	110,844
Nordstrom, Inc.	1,567	88,677
Office Depot, Inc. (a)	2,920	11,271
OfficeMax, Inc.	882	10,152
PetSmart, Inc.	1,060	72,334
Pier 1 Imports, Inc.	938	21,771
Pool Corporation	457	22,402
Shutterfly, Inc. (a)	335	14,918
Staples, Inc.	6,737	89,198

Target Corporation	6,056	$427,311
Tiffany & Company	1,236	91,068
TJX Companies, Inc.	7,158	349,096
		3,282,817
Food & Beverage - 5.1%
Bunge Ltd.	1,422	102,683
Campbell Soup Company	1,852	85,951
Coca-Cola Enterprises, Inc.	2,789	102,161
Darling International, Inc. (a)	1,202	22,249
Flowers Foods, Inc.	1,193	39,297
General Mills, Inc.	6,335	319,411
Green Mountain Coffee Roasters, Inc. (a)	1,268	72,783
H.J. Heinz Company	3,161	228,920
Hillshire Brands Company	1,197	42,984
JM Smucker Company (The)	1,090	112,521
Kellogg Company	2,484	161,559
McCormick & Company, Inc.	1,173	84,386
Mondelez International, Inc., Class A	16,618	522,636
PepsiCo, Inc.	15,202	1,253,709
Tootsie Roll Industries, Inc.	185	5,777
		3,157,027
Capital Goods - 5.1%
3M Company	6,454	675,798
A.O. Smith Corporation	381	28,739
Apogee Enterprises, Inc.	264	6,727
Brady Corporation, Class A	457	15,483
CLARCOR, Inc.	491	25,385
Cummins, Inc.	1,791	190,545
Deere & Company	3,655	326,392
Donaldson Company, Inc.	1,399	50,896
Dover Corporation	1,774	122,371
EMCOR Group, Inc.	651	24,347
Fastenal Company	2,800	137,340
Gardner Denver, Inc.	491	36,869
General Cable Corporation (a)	498	17,171
Graco, Inc.	580	35,107
Granite Construction, Inc.	387	10,708
Houston Wire & Cable Company	181	2,465
Hubbell, Inc., Class B	517	49,611
Illinois Tool Works, Inc.	4,108	265,212
Ingersoll-Rand PLC	2,996	161,185
Kadant, Inc.	100	2,767
Lincoln Electric Holdings, Inc.	761	40,150
Lindsay Corporation	123	9,449
Masco Corporation	3,619	70,353
Middleby Corporation (The) (a)	182	27,224
Nordson Corporation	548	38,081
Owens Corning (a)	1,088	45,761
Pall Corporation	1,105	73,715
Pentair Ltd.	2,107	114,515
Simpson Manufacturing Company, Inc.	357	10,260
Snap-on, Inc.	580	49,996
Spirit Aerosystems Holdings, Inc. (a)	1,150	22,989
Stanley Black & Decker, Inc.	1,556	116,404
Tennant Company	155	7,412
Timken Company	793	41,688
W.W. Grainger, Inc.	577	142,213
WABCO Holdings, Inc. (a)	616	44,494
Wabtec Corporation	456	47,853
Xylem, Inc.	1,835	50,921
		3,138,596

Energy - 4.3%
Clean Energy Fuels Corporation (a)	634	$8,362
Denbury Resources, Inc. (a)	3,976	71,131
Devon Energy Corporation	3,808	209,668
Energen Corporation	698	33,099
EOG Resources, Inc.	2,667	323,134
EQT Corporation	1,457	109,450
FMC Technologies, Inc. (a)	2,316	125,759
Geospace Technologies Corporation (a)	110	9,281
Hess Corporation	3,036	219,139
National Oilwell Varco, Inc.	4,207	274,381
Newfield Exploration Company (a)	1,294	28,196
Noble Corporation	2,461	92,288
Noble Energy, Inc.	1,763	199,730
Phillips 66	5,837	355,765
Pioneer Natural Resources Company	1,289	157,554
QEP Resources, Inc.	1,757	50,443
Quicksilver Resources, Inc. (a)	895	2,255
Southwestern Energy Company (a)	3,411	127,640
Spectra Energy Corporation	6,468	203,936
Ultra Petroleum Corporation (a)	1,458	31,201
		2,632,412
Media - 4.0%
Cablevision Systems Corporation, Class A	1,816	26,986
Discovery Communications, Inc., Class A (a)	1,416	111,609
Discovery Communications, Inc., Class C (a)	942	66,778
DreamWorks Animation SKG, Inc., Class A (a)	708	13,650
John Wiley & Sons, Inc., Class A	446	17,024
Liberty Global, Inc., Class A (a)	1,337	96,759
Liberty Global, Inc., Series C (a)	1,061	71,777
New York Times Company (The), Class A (a)	1,224	10,845
Scholastic Corporation	248	6,807
Scripps Networks Interactive, Inc., Class A	858	57,126
Time Warner Cable, Inc.	2,968	278,665
Time Warner, Inc.	9,318	557,030
Virgin Media, Inc.	2,479	120,925
Walt Disney Company (The)	16,552	1,040,128
		2,476,109
Healthcare Equipment & Services - 3.9%
Baxter International, Inc.	5,387	376,390
Becton, Dickinson and Company	1,950	183,885
Cerner Corporation (a)	1,419	137,317
Cigna Corporation	2,792	184,747
Edwards Lifesciences Corporation (a)	1,124	71,700
Emeritus Corporation (a)	421	10,820
Health Management Associates, Inc., Class A (a)	2,478	28,472
Henry Schein, Inc. (a)	878	79,371
Humana, Inc.	1,538	113,981
IDEXX Laboratories, Inc. (a)	541	47,586
Invacare Corporation	265	3,564
Laboratory Corporation of America Holdings (a)	911	85,051
Medtronic, Inc.	9,998	466,707
Molina Healthcare, Inc. (a)	309	10,259
MWI Veterinary Supply, Inc. (a)	119	14,007
Patterson Companies, Inc.	844	32,030
Quest Diagnostics, Inc.	1,550	87,311
Select Medical Holdings Corporation	417	3,440
St. Jude Medical, Inc.	3,062	126,216
Team Health Holdings, Inc. (a)	663	24,717
Vanguard Health Systems, Inc. (a)	305	4,462
Varian Medical Systems, Inc. (a)	1,101	71,719

WellPoint, Inc.	2,998	$218,614
		2,382,366
Real Estate - 3.6%
American Tower Corporation, Class A	3,882	326,049
AvalonBay Communities, Inc.	1,113	148,074
Boston Properties, Inc.	1,494	163,488
CBRE Group, Inc., Class A (a)	3,052	73,919
Corporate Office Properties Trust	781	22,641
Digital Realty Trust, Inc.	1,199	84,554
Duke Realty Corporation	3,006	53,026
Equity Residential	3,178	184,515
Forest City Enterprises, Inc., Class A (a)	1,238	23,114
HCP, Inc.	4,462	237,825
Host Hotels & Resorts, Inc.	7,053	128,858
Jones Lang LaSalle, Inc.	419	41,489
Liberty Property Trust	1,170	50,298
Plum Creek Timber Company, Inc.	1,579	81,382
Potlatch Corporation	401	18,987
Prologis, Inc.	4,851	203,499
Regency Centers Corporation	896	50,409
Vornado Realty Trust	1,629	142,635
Weyerhaeuser Company	5,370	163,839
		2,198,601
Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)	5,806	16,373
Analog Devices, Inc.	2,938	129,243
Applied Materials, Inc.	12,321	178,778
Entegris, Inc. (a)	1,275	12,087
Intel Corporation	48,931	1,171,897
Lam Research Corporation (a)	1,668	77,095
LSI Corporation (a)	5,405	35,349
Texas Instruments, Inc.	11,022	399,106
		2,019,928
Materials - 3.2%
Air Products & Chemicals, Inc.	2,116	184,007
Alcoa, Inc.	10,408	88,468
Ball Corporation	1,442	63,621
Bemis Company, Inc.	980	38,563
Calgon Carbon Corporation (a)	517	8,810
Celanese Corporation, Class A	1,557	76,931
Compass Minerals International, Inc.	323	27,952
Domtar Corporation	335	23,286
Eastman Chemical Company	1,493	99,508
Ecolab, Inc.	2,887	244,298
H.B. Fuller Company	491	18,609
International Flavors & Fragrances, Inc.	803	61,984
MeadWestvaco Corporation	1,705	58,788
Minerals Technologies, Inc.	340	13,814
Nucor Corporation	3,098	135,135
Praxair, Inc.	2,917	333,413
Rock Tenn Company, Class A	696	69,697
Rockwood Holdings, Inc.	740	48,019
Schnitzer Steel Industries, Inc., Class A	235	5,765
Sealed Air Corporation	1,770	39,152
Sherwin-Williams Company (The)	870	159,306
Sigma-Aldrich Corporation	1,175	92,461
Sonoco Products Company	973	34,094
Valspar Corporation	832	53,098
Wausau Paper Corporation	442	4,500
Worthington Industries, Inc.	594	19,115
		2,002,394

Banks - 2.9%
Bank of Hawaii Corporation	427	$20,364
BB&T Corporation	6,913	212,713
Cathay General Bancorp	695	13,698
Comerica, Inc.	1,866	67,642
Heartland Financial USA, Inc.	100	2,541
International Bancshares Corporation	518	10,049
KeyCorp	9,181	91,535
M&T Bank Corporation	1,123	112,525
New York Community Bancorp, Inc.	4,323	58,577
Old National Bancorp	964	11,741
People's United Financial, Inc.	3,462	45,560
PNC Financial Services Group, Inc.	5,195	352,637
Popular, Inc. (a)	1,004	28,604
Regions Financial Corporation	14,159	120,210
Synovus Financial Corporation	7,391	19,882
U.S. Bancorp	18,515	616,179
Umpqua Holdings Corporation	1,018	12,216
		1,796,673
Consumer Services - 2.8%
Capella Education Company (a)	128	4,534
Choice Hotels International, Inc.	264	10,312
Darden Restaurants, Inc.	1,263	65,209
DeVry, Inc.	547	15,321
Jack in the Box, Inc. (a)	384	13,766
Marriott International, Inc., Class A	2,460	105,928
McDonald's Corporation	9,869	1,008,020
Royal Caribbean Cruises Ltd.	1,404	51,288
Starbucks Corporation	7,328	445,835
Vail Resorts, Inc.	353	21,286
		1,741,499
Insurance - 2.8%
ACE Ltd.	3,349	298,530
Aflac, Inc.	4,622	251,622
Chubb Corporation	2,578	227,044
Hartford Financial Services Group, Inc. (The)	4,038	113,427
Marsh & McLennan Companies, Inc.	5,377	204,380
PartnerRe Ltd.	599	56,510
Phoenix Companies, Inc. (The) (a)	50	1,456
Principal Financial Group, Inc.	2,882	104,040
Progressive Corporation (The)	5,700	144,153
StanCorp Financial Group, Inc.	410	17,704
Travelers Companies, Inc. (The)	3,745	319,860
		1,738,726
Transportation - 2.4%
Arkansas Best Corporation	237	2,491
C.H. Robinson Worldwide, Inc.	1,605	95,321
CSX Corporation	10,152	249,638
Expeditors International of Washington, Inc.	2,054	73,800
Genesee & Wyoming, Inc., Class A (a)	445	37,914
Kansas City Southern	1,070	116,705
Norfolk Southern Corporation	3,113	241,008
Ryder System, Inc.	513	29,790
United Parcel Service, Inc., Class B	7,097	609,207
Wesco Aircraft Holdings, Inc. (a)	210	3,467
		1,459,341
Consumer Durables & Apparel - 2.0%
Columbia Sportswear Company	122	7,149
Deckers Outdoor Corporation (a)	355	19,568
Ethan Allen Interiors, Inc.	258	7,554
Fifth & Pacific Companies, Inc. (a)	1,119	23,074
Harman International Industries, Inc.	656	29,330

La-Z-Boy, Inc.	518	$9,355
Mattel, Inc.	3,409	155,655
Meritage Homes Corporation (a)	307	14,979
Mohawk Industries, Inc. (a)	579	64,199
NIKE, Inc., Class B	7,112	452,323
PulteGroup, Inc. (a)	3,478	73,003
PVH Corporation	787	90,828
Tupperware Brands Corporation	532	42,720
Under Armour, Inc., Class A (a)	789	45,036
VF Corporation	873	155,586
Wolverine World Wide, Inc.	473	22,595
		1,212,954
Utilities - 1.8%
AGL Resources, Inc.	1,168	51,217
Avista Corporation	562	15,764
CenterPoint Energy, Inc.	3,948	97,437
CH Energy Group, Inc.	128	8,316
Cleco Corporation	586	29,019
Consolidated Edison, Inc.	2,885	183,630
Integrys Energy Group, Inc.	770	47,401
MDU Resources Group, Inc.	1,726	43,064
MGE Energy, Inc.	229	12,790
National Fuel Gas Company	704	44,155
New Jersey Resources Corporation	428	20,202
NiSource, Inc.	3,009	92,466
Northeast Utilities	3,157	143,107
Northwest Natural Gas Company	255	11,340
ONEOK, Inc.	1,893	97,224
Pepco Holdings, Inc.	2,276	51,438
Piedmont Natural Gas Company, Inc.	698	24,032
Questar Corporation	1,694	43,011
UGI Corporation	1,123	46,020
WGL Holdings, Inc.	506	23,387
		1,085,020
Food & Staples Retailing - 1.2%
Costco Wholesale Corporation	4,264	462,345
Safeway, Inc.	2,315	52,134
Sysco Corporation	5,814	202,676
		717,155
Telecommunication Services - 1.0%
CenturyLink, Inc.	6,157	231,319
Cincinnati Bell, Inc. (a)	1,716	6,040
Frontier Communications Corporation	10,263	42,694
Leap Wireless International, Inc. (a)	592	3,386
SBA Communications Corporation, Class A (a)	1,228	97,000
Sprint Nextel Corporation (a)	29,660	209,103
Windstream Corporation	5,995	51,077
		640,619
Renewable Energy & Energy Efficiency - 0.8%
Cree, Inc. (a)	1,097	62,057
First Solar, Inc. (a)	577	26,865
Fuel Systems Solutions, Inc. (a)	142	2,231
ITC Holdings Corporation	512	47,217
Itron, Inc. (a)	372	14,750
Johnson Controls, Inc.	6,738	235,897
Ormat Technologies, Inc.	139	3,022
Quanta Services, Inc. (a)	2,149	59,055
SunPower Corporation (a)	405	5,504
Tesla Motors, Inc. (a)	609	32,880
Zoltek Companies, Inc. (a)	250	3,302
		492,780

Commercial & Professional Services - 0.7%
Avery Dennison Corporation	973	$40,331
Corporate Executive Board Company (The)	319	17,979
Deluxe Corporation	504	19,222
Dun & Bradstreet Corporation (The)	461	40,775
Herman Miller, Inc.	578	14,502
HNI Corporation	415	14,288
ICF International, Inc. (a)	188	5,097
IHS, Inc., Class A (a)	551	53,684
Interface, Inc.	575	9,625
Iron Mountain, Inc.	1,456	55,124
Kelly Services, Inc.	242	4,119
Knoll, Inc.	470	7,313
Manpowergroup, Inc.	761	40,455
Pitney Bowes, Inc.	1,964	26,848
R.R. Donnelley & Sons Company	1,731	21,309
Robert Half International, Inc.	1,301	42,699
RPX Corporation (a)	180	2,414
Steelcase, Inc.	851	10,808
Team, Inc. (a)	199	7,713
Tetra Tech, Inc. (a)	652	17,141
TrueBlue, Inc. (a)	382	7,915
		459,361
Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	1,138	88,957
Harley-Davidson, Inc.	2,218	121,214
		210,171
Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (a)	370	24,142
United Natural Foods, Inc. (a)	473	23,622
Whole Foods Market, Inc.	1,751	154,648
		202,412
Total Securities (Cost $44,590,435)		61,565,640

Short-term Obligation - 0.3%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/30/13, due 5/1/13, proceeds $165,176 (collateralized by Freddie Mac, 4.00%, due 8/15/39, value $169,823) (Cost $165,176)		165,176

TOTAL INVESTMENTS (b) - 100.0% (Cost $44,755,611)		61,730,816
Liabilities Less Other Assets - 0.0%		(6,722)

NET ASSETS -100.0%		$61,724,094

(a)	Non-income producing security.

(b)
The cost of investments for federal income tax purposes is $46,105,152 resulting in gross unrealized appreciation and depreciation of $18,484,509 and $2,858,845 respectively, or net unrealized appreciation of $15,625,664.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:
(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS	$55,382,137	$-	$-	$55,382,137
CORPORATE BONDS & NOTES	-	10,469,771	-	10,469,771
U.S. GOVERNMENT AGENCIES	-	5,004,206	-	5,004,206
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	4,522,013	-	4,522,013
TOTAL	$55,382,137	$20,090,990	$-	$75,473,127

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS	$61,565,640	$-	$-	$61,565,640
SHORT-TERM OBLIGATIONS	-	165,176	-	165,176
TOTAL	$61,565,640	$165,176	$-	$61,730,816

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended April 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended April 30, 2013.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended April 30, 2013, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 20, 2013

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 20, 2013